DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Disposal Group Discontinued Operation [Table Text Block]	Discontinued operations for the year ended December 31, 2011 are as follows:

Subsidiary	Location	Proceeds	Gain (Loss)
ViryaNet Australia	Australia	$340	$250
ViryaNet Europe	United Kingdom	—	(128)

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The table below summarizes certain financial information with respect to the Company’s discontinued operations for the years ended December 31, presented:

	2010	2011
Revenues	$811	$790
Loss from discontinued operations (No income tax expense or benefit)	(50)	(136)
Gain on disposal of discontinued operations (No income tax expense or benefit)	—	122
Total loss from disposal of discontinued operations	$(50)	$(14)